Investment Securities and Mortgage-Backed Securities (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortized cost of Available For Sale securities
Total	$ 132,747,185
Fair Value of Available For Sale securities
Fair Value	131,068,615	228,369,261
Amortized cost of Held to Maturity securities
Total	136,937,260	29,077,365
Fair Value of Held to Maturity securities
Fair Value	135,468,021	30,780,414
Sales of securities
Proceeds	50,193,241	38,519,694	52,262,277
Gross gains	1,616,349	830,618	782,710
Gross losses	(1,132,103)	(34,337)	356,980
Income tax provision on net realized gains and losses of available-for-sale securities	187,355	308,081	164,715
Pledged financial instruments, not separately reported, securities	162,845,088	120,860,037
Investment Securities
Amortized cost of Available For Sale securities
Within one year	483,087
After one year through five years	12,064,120
After five years through ten years	51,121,648
After ten years	29,208,820
Fair Value of Available For Sale securities
Within one year	483,837
After one year through five years	12,374,119
After five years through ten years	50,417,793
After ten years	27,836,083
Fair Value	91,111,832	155,365,897
Amortized cost of Held to Maturity securities
Within one year	2,775,321
After one year through five years	2,471,978
After five years through ten years	37,751,460
After ten years	34,901,730
Total	77,900,489	11,173,449
Fair Value of Held to Maturity securities
Within one year	2,825,696
After one year through five years	2,566,974
After five years through ten years	37,497,174
After ten years	34,452,549
Fair Value	77,342,393	12,153,462
Mortgage-Backed Securities
Amortized cost of Available For Sale securities
Securities without single maturity date	39,869,510
Fair Value of Available For Sale securities
Securities without single maturity date	39,956,783
Fair Value	39,956,783	73,003,364
Amortized cost of Held to Maturity securities
Securities without single maturity date	59,036,771
Total	59,036,771	17,903,916
Fair Value of Held to Maturity securities
Securities without single maturity date	58,125,628
Fair Value	$ 58,125,628	$ 18,626,952
Stockholders' Equity | Credit Concentration Risk | Other than U.S. Government Sponsored Enterprises
Sales of securities
Number of issuers with bank investment holdings exceeding ten percent of stockholders equity		0
Threshold for disclosure percentage		10.00%